Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business
AlloVir, Inc. (“AlloVir” or “the Company”, formerly known as ViraCyte, Inc.) is a cell therapy company developing highly innovative allogeneic T cell therapies to treat and prevent devastating viral diseases. The Company’s innovative and proprietary virus-specific T cell, or VST, therapy platform allows AlloVir to generate off-the-shelf
VSTs designed to restore immunity in patients with T cell deficiencies who are at risk from the life-threatening consequences of viral diseases. There is an urgent medical need for therapies to treat a large number of patients suffering from viral diseases who currently have limited or no treatment options. The Company’s platform includes three innovative, allogeneic, off-the-shelf
VST therapy candidates targeting 11 different devastating viruses. The Company’s lead product candidate, posoleucel (previously referred to as
Viralym-M
or ALVR105), is a
multi-VST
therapy that targets six viruses: adenovirus (“AdV”), BK virus (“BKV”), cytomegalovirus (“CMV”), Epstein-Barr virus (“EBV”), human herpesvirus 6
(“HHV-6”)
and JC virus (“JCV”).
In December 2023, the Company announced the discontinuation of three Phase 3 registrational trials of posoleucel following separate, pre-planned
Data Safety Monitoring Board (“DSMB”), futility analyses that concluded the studies were unlikely to meet their primary endpoints. Specifically, the Company discontinued a multicenter, randomized, double-blind, placebo-controlled Phase 3 trial comparing posoleucel to placebo for the prevention of infection or disease due to AdV, BKV, CMV, EBV,
HHV-6,
or JCV in high-risk adult and pediatric patients after undergoing an allogeneic hematopoietic stem cell transplant. The Company also discontinued two multicenter, randomized, double-blind, placebo-controlled Phase 3 trials of posoleucel – one for the treatment of virus-associated hemorrhagic cystitis and the second for the treatment of adenovirus infection – both after allogeneic he matopoi
etic cell transplant.
In December 2023, the Company also announced that it would review the detailed datasets from those Phase 3 trials and launch a comprehensive review of strategic alternatives focused on maximizing stockholder value, including, but not limited to, a merger, sale, divestiture of assets, licensing, or other strategic transaction. In connection with the evaluation of strategic alternatives and in order to maximize capital preservation, the Company has implemented a plan to reduce our workforce by approximately 95%. This workforce reduction plan was approved in January 2024, and took place primarily during the first quarter of 2024 and was substantially completed by April 15, 2024.
After a comprehensive review of strategic alternatives, on November 7, 2024, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Kalaris Therapeutics, Inc. (“Kalaris”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, at the effective time of the Merger, Aurora Merger Sub, Inc., a wholly-owned subsidiary of the Company, will merge with and into Kalaris (the “Merger”), with Kalaris continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the Merger.
The Company expects to devote significant time and resources to the completion of the Merger. If the Merger is not completed, the Company will reconsider its strategic alternatives and may pursue one of the following courses of action, which the Company currently believes are the most likely alternatives if the Merger is not completed:

•
Pursue another strategic transaction similar to the Merger
. The Company may resume its process of evaluating other candidate companies interested in pursuing a strategic transaction and, if a candidate is identified, focus its attention on negotiating and completing such strategic transaction with such candidate.

•	Continue to operate its business . The Company could elect to continue to operate its business and pursue licensing or partnering transactions. To continue to operate its business, the Company would require a significant amount of time and financial resources, and the Company would be subject to all the risks and uncertainties involved in the development of product candidates. There is no assurance that the Company could raise sufficient capital to support these efforts, that its development efforts would be successful or that it could successfully obtain the regulatory approvals required to market any product candidate it pursued.

•
Dissolve and liquidate its assets
. If the Company is unable, or does not believe that it is able, to find a suitable candidate for another strategic transaction, the Company may dissolve and liquidate its assets. In that event, the Company would be required to pay all of its debts and contractual obligations and to set aside certain reserves for commitments and contingent liabilities. If the Company dissolves and liquidates its assets, there can be no assurance as to the amount or timing of available cash that will remain for distribution to the Company’s stockholders after paying the Company’s debts and other obligations and setting aside funds for commitments and contingent liabilities.

The Company’s pipeline includes additional investigational VST therapies that may benefit high-risk individuals. ALVR106 is the Company’s second off-the-shelf,
multi-VST
product candidate targeting devastating respiratory diseases caused by human metapneumovirus (“hMPV”), influenza, parainfluenza virus (“PIV”) and respiratory syncytial virus (“RSV”). A Phase 1b/2 proof of concept (“POC”) clinical study of ALVR106 has completed enrollment of patients in Part A of the trial. The Company has paused development of ALVR106, including discontinuing the trial pending the outcome of the Company’s review of strategic alternatives. Preclinical and
IND-enabling
studies of ALVR107 to treat and cure hepatitis B were completed in 2022 to support advancement into a POC study. Clinical development of ALVR107 has been paused pending the outcome of the Company’s review of strategic alternatives.
Going Concern
In accordance with Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going
Concern (Subtopic
205-40)
, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the condensed consolidated financial statements are issued.
Since its inception and until recently, the Company devoted substantially all of its resources to recruiting personnel, developing its technology platform and advancing its pipeline of product candidates through discovery, preclinical and clinical trials, acquiring and manufacturing clinical trial materials and maintaining and building its intellectual property portfolio. The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, success of clinical trials, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Should the Company resume development of its product candidates, the product candidates will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization.
Through September 30, 2024, the Company has funded its operations primarily with proceeds received from the sale of common stock, research grants, and from the sale of preferred stock. The Company has incurred recurring losses since its inception, including net losses attributable to common stockholders of $40.5 million and $130.7 million for the nine months ended September 30, 2024 and 2023, respectively. In addition, at September 30, 2024, the Company had an accumulated deficit of $696.7 million. The Company expects to continue to generate operating losses for the foreseeable future.
The Company has incurred and expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction. The process of evaluating strategic options has been and may continue to be costly, time-consuming and complex and the Company may incur significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges.
Based on current projections, the Company believes that its $121.9 million of cash, cash equivalents and short-term investments held at September 30, 2024 will be sufficient to fund planned operations for at least twelve months from the date that these condensed consolidated financial statements are available to be issued. However, due to the consideration of certain qualitative factors, including the discontinuation of all clinical trials and research activities, as well as the Company’s workforce reduction plan, management has concluded there is substantial doubt regarding the Company’s ability to continue as a going concern for more than twelve months from the date that the condensed consolidated financial statements are available to be issued. These financial statements do not include any adjustments that might result from the outcome of this uncertainty. Should the Company resume the development of product candidates, it would need to obtain substantial additional funding in connection with continuing operations, particularly as the Company resumes its preclinical activities and clinical trials for its product candidates. There can be no assurance that the Company will be able to obtain sufficient capital to cover its costs on acceptable terms, if at all.
ElevateBio, LLC – Related Party
On September 17, 2018, the Company executed a Series A2 Preferred Stock Purchase Agreement (“Series A2 Agreement”) with ElevateBio, LLC (“ElevateBio”) and ElevateBio was a purchaser in our registered direct offering in July 2022. ElevateBio, through its diverse platform of technologies to support cell and gene therapy products and expertise, provides drug development and manufacturing services. As a result of ElevateBio’s purchase of our Series A2 Preferred Stock, which converted to common stock upon completion of our IPO, and as a result of ElevateBio’s participation in the July 2022 registered direct offering, ElevateBio acquired an ownership interest in the Company. The Chief Financial Officer of ElevateBio currently serves in a similar management role with AlloVir. In May 2021, Diana M. Brainard, M.D. succeeded David Hallal, ElevateBio’s Chief Executive Officer, as the Company’s Chief Executive Officer. Mr. Hallal currently serves as Executive Chairman of the Company’s board of directors. Vikas Sinha, our President and Chief Financial Officer, also serves as the Chief Financial Officer of ElevateBio. In addition to Mr. Hallal and Mr. Sinha, Morana Jovan-Embiricos, a director of the Company’s board of directors, also serves as a director of the board of directors of ElevateBio.

1. Nature of the Business
AlloVir, Inc. (“AlloVir” or “the Company”, formerly known as ViraCyte, Inc.) is a cell therapy company developing highly innovative allogeneic T cell therapies to treat and prevent devastating viral diseases. The Company’s innovative and proprietary virus-specific T cell, or VST, therapy platform allows AlloVir to generate off-the-shelf
VSTs designed to restore immunity in patients with T cell deficiencies who are at risk from the life-threatening consequences of viral diseases. There is an urgent medical need for therapies to treat a large number of patients suffering from viral diseases who currently have limited or no treatment options. The Company’s platform includes three innovative, allogeneic, off-the-shelf
VST therapy candidates targeting 11 different devastating viruses. The Company’s lead product candidate, posoleucel (previously referred to as
Viralym-M
or ALVR105), is a
multi-VST
therapy that targets six viruses: adenovirus, or AdV, BK virus, or BKV, cytomegalovirus, or CMV, Epstein-Barr virus, or EBV, human herpesvirus 6, or
HHV-6
and JC virus, or JCV.
In December 2023, the Company announced the discontinuation of three Phase 3 registrational trials of posoleucel following separate, pre-planned
Data Safety Monitoring Board, or DSMB, futility analyses that concluded the studies were unlikely to meet their primary endpoints. Specifically, the Company discontinued a multicenter, randomized, double-blind, placebo-controlled Phase 3 trial comparing posoleucel to placebo for the prevention of infection or disease due to AdV, BKV, CMV, EBV,
HHV-6,
or JCV in high-risk adult and pediatric patients after undergoing an allogeneic hematopoietic stem cell transplant. The Company also discontinued two multicenter, randomized, double-blind, placebo-controlled Phase 3 trials of posoleucel – one for the treatment of virus-associated hemorrhagic cystitis and the second for the treatment of adenovirus infection – both after allogeneic hematopoietic cell transplant.
In December 2023, the Company also announced that it would review the detailed datasets from those Phase 3 trials and launch a comprehensive review of strategic alternatives focused on maximizing stockholder value, including, but not limited to, a merger, sale, divestiture of assets, licensing, or other strategic transaction. The Company expects to devote substantial time and resources to exploring strategic alternatives that the board of directors believes will maximize stockholder value. Despite devoting significant efforts to identify and evaluate potential strategic alternatives, there can be no assurance that this strategic review process will result in us pursuing any transaction or that any transaction, if pursued, will be completed on attractive terms or at all. The Company has not set a timetable for completion of this strategic review process, and the board of directors has not approved a definitive course of action. Additionally, there can be no assurances that any particular course of action, business arrangement or transaction, or series of transactions, will be pursued, successfully consummated or lead to increased stockholder value, or that the Company will make any cash distributions to our stockholders. In connection with the evaluation of strategic alternatives and in order maximize capital preservation, the Company has implemented a plan to reduce our workforce by approximately 95%. This workforce reduction plan was approved in January 2024, and will take place primarily during the first quarter of 2024 and is expected to be substantially completed by April 15, 2024.
The Company’s pipeline includes additional investigational VST therapies that may benefit high-risk individuals. ALVR106 is the Company’s second off-the-shelf,
multi-VST
product candidate targeting devastating respiratory diseases caused by human metapneumovirus, or hMPV, influenza, parainfluenza virus, or PIV and respiratory syncytial virus, or RSV. A Phase 1b/2 POC clinical study of ALVR106 has completed enrollment of patients in Part A of the trial. The Company has paused development of ALVR106, including discontinuing the trial pending the outcome of the Company’s review of strategic alternatives. In the preclinical space, preclinical and
IND-enabling
studies of ALVR107 to treat and cure HBV were completed in 2022 to support advancement into a POC study. Clinical development of ALVR107 has been paused pending the outcome of the Company’s review of strategic alternatives.

Going Concern
In accordance with Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going
Concern (Subtopic
205-40)
, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.
Since its inception and until recently, the Company devoted substantially all of its resources to recruiting personnel, developing its technology platform and advancing its pipeline of product candidates through discovery, preclinical and clinical trials, acquiring and manufacturing clinical trial materials and maintaining and building its intellectual property portfolio. The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, success of clinical trials, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Should the Company resume development of its product candidates, the product candidates will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization.
Through December 31, 2023, the Company has funded its operations primarily with proceeds received from the sale of common stock, research grants, and from the sale of preferred stock. The Company has incurred recurring losses since its inception, including net losses attributable to common stockholders of $190.4 million for the year ended December 31, 2023 and $168.7 million for the year ended December 31, 2022. In addition, at December 31, 2023, the Company had an accumulated deficit of $656.2 million. The Company expects to continue to generate operating losses for the foreseeable future.
The Company has incurred and expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction. The process of evaluating strategic options has been and may continue to be costly, time-consuming and complex and the Company may incur significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges.
Based on current projections, the Company believes that its $183.9 million of cash, cash equivalents and short-term investments held at December 31, 2023 will be sufficient to fund planned operations for at least twelve months from the date that these consolidated financial statements are available to be issued. However, due to the consideration of certain qualitative factors, including the discontinuation of all clinical trials and research activities, as well as the Company’s workforce reduction plan, management has concluded there is substantial doubt regarding the Company’s ability to continue as a going concern for more than twelve months from the date that the consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Should the Company resume the development of product candidates, it would need to obtain substantial additional funding in connection with continuing operations, particularly as the Company resumes its preclinical activities and clinical trials for its product candidates. There can be no assurance that the Company will be able to obtain sufficient capital to cover its costs on acceptable terms, if at all.
ElevateBio, LLC - Related Party
On September 17, 2018, the Company executed a Series A2 Preferred Stock Purchase Agreement (“Series A2 Agreement”), with ElevateBio, LLC (“ElevateBio”) and ElevateBio was a purchaser in our registered direct offering in July 2022. ElevateBio, through its diverse platform of technologies to support cell and gene therapy products and expertise, provides drug development and manufacturing services. As a result of ElevateBio’s purchase of our Series A2 Preferred Stock, which converted to common stock upon completion of our IPO, and as a result of ElevateBio’s participation in the July 2022 registered direct offering, ElevateBio acquired an ownership interest in the Company. The Chief Financial Officer of ElevateBio currently serves in a similar management role with AlloVir. In May 2021, Diana M. Brainard, M.D. succeeded David Hallal, ElevateBio’s Chief Executive Officer, as the Company’s Chief Executive Officer. Mr. Hallal currently serves as Executive Chairman of the Company’s board of directors. In addition to Mr. Hallal and Mr. Sinha, Morana Jovan-Embiricos, a director of the Company’s board of directors, also serves as a director of the board of directors of ElevateBio.